Income Taxes - Summary of Movements in Temperory Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ (2,715)
Recognized in equity	(6,826)	$ (3,007)
Total	(2,635)	(2,715)
Net deferred tax assets	1,127
Datum Consulting Group, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	6,470
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	24,359
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	17,844	13,674
Recognized in earnings	870	2,694
Recognized in equity	10	113
Total	18,724	17,844
0	0	1,363
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	17,268	13,116
Recognized in earnings	972	2,804
Recognized in equity	0	0
Total	18,240	17,268
0	0	1,348
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	576	558
Recognized in earnings	(102)	(110)
Recognized in equity	10	113
Total	484	576
0	0	15
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(20,559)	(9,189)
Recognized in earnings	5,956	313
Recognized in equity	0	0
Total	(21,359)	(20,559)
0	(6,519)	(11,683)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	237	0
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(15,439)	(6,129)
Recognized in earnings	6,055	2,373
Recognized in equity	0	0
Total	(16,140)	(15,439)
0	(6,519)	(11,683)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	237	0
Deferred Tax Liabilities | Tax credits and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(5,120)	(3,060)
Recognized in earnings	(99)	(2,060)
Recognized in equity	0	0
Total	(5,219)	(5,120)
0	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(2,715)	4,485
Recognized in earnings	6,826	3,007
Recognized in equity	10	113
Total	(2,635)	(2,715)
0	(6,519)	(10,320)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	$ 237	$ 0